(1) OPERATIONS (Details 3)	12 Months Ended
Dec. 31, 2019
CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Privately-held corporation
Core activity	Manufacturing, commercialization, rental and maintenance of electro-mechanical equipment and service provision
Equity interest	Direct 100%
Nect Servicos Administrativos de Infraestrutura Ltda. ("CPFL Infra") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Limited liability company	[1]
Core activity	Provision of infrasctructure services	[1]
Equity interest	Direct 100%	[1]
Nect Servicos Administrativos de Recursos Humanos Ltda. ("CPFL Pessoas") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Limited liability company	[1]
Core activity	Provision of human resources services	[1]
Equity interest	Direct 100%	[1]
Nect Servicos Administrativos Financeiros Ltda. ("CPFL Financas") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Limited liability company	[1]
Core activity	Provision of finance services	[1]
Equity interest	Direct 100%	[1]
Nect Servicos Adm de Suprimentos Ltda. ("CPFL Supre") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Limited liability company	[1]
Core activity	Provision of supply and logistics services	[1]
Equity interest	Direct 100%	[1]
CPFL Atende Centro de Contatos e Atendimento Ltda. ("CPFL Atende")[Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Limited liability company	[1]
Core activity	Provision of call center services	[1]
Equity interest	Direct 100%	[1]
CPFL Total Servicos Administrativos Ltda. ("CPFL Total") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Limited liability company
Core activity	Collection services
Equity interest	Direct 100%
CPFL Eficiencia Energetica S.A ("CPFL Eficiencia")[Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Limited liability company	[2]
Core activity	Energy efficiency management
Equity interest	Direct 100%
TI Nect Servicos de Informatica Ltda. ("Authi") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Limited liability company
Core activity	Provision of IT services
Equity interest	Direct 100%
CPFL Geracao Distribuida de Energia Ltda. ("CPFL GD") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Limited liability company	[2]
Core activity	Provision of maintenance services for energy generation companies
Equity interest	Indirect 100%

[1]	On September 30, 2019, the partial spin-off of Nect Servicos Administrativos de Infraestrutura Ltda. - CPFL Infra (formerly Nect Servicos Administrativos Ltda.) into four specific business segments (Supplies, Human Resources, Financial Services and Infrastructure) was approved, together with the merger of the spun-off portion into the three new companies; namely, CPFL Supre, CPFL Financas and CPFL Pessoas. The purpose of the transaction is to optimize the operating and administrative structure of the companies. The net assets in this transaction were appraised at R$16,746 and did not have any effect on the consolidated financial statements of the group or result in any change in the equity interest of the companies.
[2]	Subsidiaries that were transformed from corporations to limited liability companies, as decided in shareholders meetings held in January 2020.